ALLOWANCE FOR LOAN LOSSES (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Agriculture and Agricultural Real Estate [Member]
Allowance For Loan Losses [Line Items]
With no related allowance recorded, Recorded Investment	$ 0		$ 0		$ 409	$ 425	$ 0
With no related allowance recorded, Unpaid Principal Balance	0		0		923	974	0
With no related allowance recorded, Average Recorded Investment	0	836	0	833	469	527	0
With no related allowance recorded, Interest Income Recognized	0	12	0	42	54	43	0
With an allowance recorded, Recorded Investment	424		424		0	653	656
With an allowance recorded, Unpaid Principal Balance	424		424		0	654	656
With an allowance recorded, Related Allowance	1		1		0	64	74
With an allowance recorded, Average Recorded Investment	424	0	724	0	0	655	656
With an allowance recorded, Interest Income Recognized	4	0	28	0	0	8	7
Total, Recorded Investment	424		424		409	1,078	656
Total, Unpaid Principal Balance	424		424		923	1,628	656
Total, Related Allowance	1		1		0	64	74
Total, Average Recorded Investment	424	836	724	833	469	1,182	656
Total, Interest Income Recognized	4	12	28	42	54	51	7
Commercial [Member]
Allowance For Loan Losses [Line Items]
With no related allowance recorded, Recorded Investment	1,513		1,513		2,540	335	1,833
With no related allowance recorded, Unpaid Principal Balance	1,628		1,628		2,961	602	2,220
With no related allowance recorded, Average Recorded Investment	1,728	280	1,562	320	2,968	398	1,845
With no related allowance recorded, Interest Income Recognized	21	8	55	24	220	27	108
With an allowance recorded, Recorded Investment	1,662		1,662		1,979	2,231	8,242
With an allowance recorded, Unpaid Principal Balance	1,746		1,746		2,157	2,942	12,521
With an allowance recorded, Related Allowance	1,133		1,133		1,316	700	2,016
With an allowance recorded, Average Recorded Investment	1,695	4,853	1,739	4,650	2,032	2,272	9,154
With an allowance recorded, Interest Income Recognized	16	50	53	170	88	113	365
Total, Recorded Investment	3,175		3,175		4,519	2,566	10,075
Total, Unpaid Principal Balance	3,374		3,374		5,118	3,544	14,741
Total, Related Allowance	1,133		1,133		1,316	700	2,016
Total, Average Recorded Investment	3,423	5,133	3,301	4,970	5,000	2,670	10,999
Total, Interest Income Recognized	37	58	108	194	308	140	473
Commercial Real Estate [Member]
Allowance For Loan Losses [Line Items]
With no related allowance recorded, Recorded Investment	18,913		18,913		17,153	8,284	18,689
With no related allowance recorded, Unpaid Principal Balance	23,082		23,082		21,317	11,811	23,585
With no related allowance recorded, Average Recorded Investment	19,544	16,117	20,004	16,698	18,313	7,760	19,314
With no related allowance recorded, Interest Income Recognized	228	166	629	465	924	291	819
With an allowance recorded, Recorded Investment	16,856		16,856		19,318	28,140	23,637
With an allowance recorded, Unpaid Principal Balance	20,639		20,639		26,508	36,889	29,682
With an allowance recorded, Related Allowance	2,893		2,893		2,084	3,906	2,958
With an allowance recorded, Average Recorded Investment	18,660	27,183	19,226	27,015	22,119	31,733	23,887
With an allowance recorded, Interest Income Recognized	148	220	594	817	918	1,337	1,058
Total, Recorded Investment	35,769		35,769		36,471	36,424	42,326
Total, Unpaid Principal Balance	43,721		43,721		47,825	48,700	53,267
Total, Related Allowance	2,893		2,893		2,084	3,906	2,958
Total, Average Recorded Investment	38,204	43,300	39,230	43,713	40,432	39,493	43,201
Total, Interest Income Recognized	376	386	1,223	1,282	1,842	1,628	1,877
Construction Real Estate [Member]
Allowance For Loan Losses [Line Items]
With no related allowance recorded, Recorded Investment	1,903		1,903		1,007	330	1,571
With no related allowance recorded, Unpaid Principal Balance	3,133		3,133		1,375	569	2,457
With no related allowance recorded, Average Recorded Investment	2,302	419	2,452	419	1,284	350	1,603
With no related allowance recorded, Interest Income Recognized	23	2	91	5	201	18	97
With an allowance recorded, Recorded Investment	3,801		3,801		6,403	8,259	6,827
With an allowance recorded, Unpaid Principal Balance	4,401		4,401		9,060	11,930	11,171
With an allowance recorded, Related Allowance	1,333		1,333		1,820	1,394	876
With an allowance recorded, Average Recorded Investment	4,077	6,791	4,197	6,891	6,946	9,046	7,280
With an allowance recorded, Interest Income Recognized	191	40	292	166	211	220	190
Total, Recorded Investment	5,704		5,704		7,410	8,589	8,398
Total, Unpaid Principal Balance	7,534		7,534		10,435	12,499	13,628
Total, Related Allowance	1,333		1,333		1,820	1,394	876
Total, Average Recorded Investment	6,379	7,210	6,649	7,310	8,230	9,396	8,883
Total, Interest Income Recognized	214	42	383	171	412	238	287
Residential Real Estate [Member]
Allowance For Loan Losses [Line Items]
With no related allowance recorded, Recorded Investment	8,168		8,168		9,013	7,423	9,629
With no related allowance recorded, Unpaid Principal Balance	8,952		8,952		10,390	9,697	12,175
With no related allowance recorded, Average Recorded Investment	8,586	9,997	8,656	10,443	10,213	8,527	10,033
With no related allowance recorded, Interest Income Recognized	97	132	293	446	373	609	480
With an allowance recorded, Recorded Investment	7,954		7,954		9,038	14,506	7,319
With an allowance recorded, Unpaid Principal Balance	8,373		8,373		9,520	17,157	9,315
With an allowance recorded, Related Allowance	1,750		1,750		1,994	2,923	973
With an allowance recorded, Average Recorded Investment	8,141	9,094	8,347	9,144	9,189	15,413	7,596
With an allowance recorded, Interest Income Recognized	91	94	264	298	413	790	356
Total, Recorded Investment	16,122		16,122		18,051	21,929	16,948
Total, Unpaid Principal Balance	17,325		17,325		19,910	26,854	21,490
Total, Related Allowance	1,750		1,750		1,994	2,923	973
Total, Average Recorded Investment	16,727	19,091	17,003	19,587	19,402	23,940	17,629
Total, Interest Income Recognized	188	226	557	744	786	1,399	836
Consumer and Other [Member]
Allowance For Loan Losses [Line Items]
With no related allowance recorded, Recorded Investment	29		29		0	107	0
With no related allowance recorded, Unpaid Principal Balance	30		30		0	107	0
With no related allowance recorded, Average Recorded Investment	31	86	31	88	0	108	0
With no related allowance recorded, Interest Income Recognized	1	1	3	3	0	4	0
With an allowance recorded, Recorded Investment	334		334		389	110	135
With an allowance recorded, Unpaid Principal Balance	332		332		383	110	135
With an allowance recorded, Related Allowance	110		110		124	46	49
With an allowance recorded, Average Recorded Investment	332	178	339	181	393	149	138
With an allowance recorded, Interest Income Recognized	5	3	14	9	26	11	6
Total, Recorded Investment	363		363		389	217	135
Total, Unpaid Principal Balance	362		362		383	217	135
Total, Related Allowance	110		110		124	46	49
Total, Average Recorded Investment	363	264	370	269	393	257	138
Total, Interest Income Recognized	$ 6	$ 4	$ 17	$ 12	$ 26	$ 15	$ 6